Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 05, 2018	Nov. 21, 2019	Sep. 20, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Stock based compensation				$ 277,045	$ (766,417)
Common stock per share				$ 0.0001	$ 0.0001
Incentive Plan [Member]
Stockholders' Equity (Textual)
Common stock reserved under the plan				3,463,305
Shares available for issuance				902,912
Board of Directors and Executives [Member]
Stockholders' Equity (Textual)
Restricted stock issued, shares			80,393
Restricted stock value			$ 455,000
Restricted Stock [Member]
Stockholders' Equity (Textual)
Stock based compensation				$ 127,152
Unrecognized compensation expense				$ 327,848
Vesting period				8 months 19 days
Restricted Stock [Member] | Share Purchase Agreement [Member]
Stockholders' Equity (Textual)
Restricted stock issued, shares	1,199,191
Common stock per share	$ 0.001
Equity Option [Member]
Stockholders' Equity (Textual)
Options granted		2,080,000	400,000
Options granted exercise price		$ 4.09	$ 5.66	$ 4.34
Fair value at date of grant		$ 3,263,551	$ 867,120
Stock based compensation				$ 149,893
Unrecognized compensation expense				$ 3,980,778
Vesting period		4 years	4 years	3 years 10 months 10 days
Vest date of grant		25.00%	25.00%
Options term		10 years	10 years
Warrants [Member]
Stockholders' Equity (Textual)
Warrants issued				14,837,000	3,800,003
Warrant term				5 years	5 years
Warrant exercise price				$ 11.50	$ 11.50
Warrants [Member] | BRAC Warrants [Member]
Stockholders' Equity (Textual)
Warrants issued				14,305,000
Warrant term				5 years
Warrant exercise price				$ 11.50
Warrants [Member] | Noble Link Notes and Former Parent Notes [Member]
Stockholders' Equity (Textual)
Warrants issued					532,000
Warrant term					5 years
Warrant exercise price					$ 11.50
Equity Purchase Option [Member]
Stockholders' Equity (Textual)
Warrants issued				600,000
Exercisable price per share				11.50
Equity purchase option, description				Each Unit consisted of one and one-tenth shares of common stock and a warrant to purchase one share of common stock at $11.50 per share.
Option expiration date				Oct. 04, 2022